Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,244,162.44
Previously Paid Amount	0.00
Total Fee Amount	14,119.12
Total Offset Amount	0.00
Net Fee	$ 14,119.12